Right-Of-Use Asset/Lease Liability (Details) - Schedule of Maturity Profile of Lease Liability - MYR (RM)	Dec. 31, 2023	Jun. 30, 2023
Schedule of Maturity Profile of Lease Liability [Line Items]
Weighted average incremental borrowing rate	3.88%
Within one year	RM 209,000	RM 275,000
Weighted average [member] | Bottom of range [member]
Schedule of Maturity Profile of Lease Liability [Line Items]
Weighted average incremental borrowing rate		3.88%
Weighted average [member] | Top of range [member]
Schedule of Maturity Profile of Lease Liability [Line Items]
Weighted average incremental borrowing rate		5.02%
Not later than one year [member]
Schedule of Maturity Profile of Lease Liability [Line Items]
Within one year	132,000	RM 132,000
Later than four years and not later than five years [member]
Schedule of Maturity Profile of Lease Liability [Line Items]
Within one year	RM 77,000	RM 143,000